Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Summary of Trade and Other Receivables [Table Text Block]
Other receivables, which reflect amounts due from non-trade activity, consist of the following at:

	September 30, 2013	December 31, 2012
French government R&D credit	$-	$282,036
Employee loan – current	2,400	4,000
Stock subscription and other	25,279	22,898
Other receivables – current	$27,679	$308,934

Deposits	$22,939	$22,555
Other receivables – noncurrent	$22,939	$22,555

Other receivables, which reflect amounts due from non-trade activity, consist of the following at:

	December 31, 2012	December 31, 2011
French government R&D credit	$282,036	$281,996
Employee loan	4,000	-
Stock subscription and Other	22,898	33,559
Other receivables - current	$308,934	$315,555

Employee loan - noncurrent	$-	$17,632
Deposits	22,555	-
Other receivables - noncurrent	$22,555	$17,632

Schedule of Inventory, Current [Table Text Block]
Finished goods and work in progress consist primarily of specifically identifiable items that are valued at the lower of cost or fair market value using the first-in, first-out (FIFO) method. Inventory consists of the following at:

Inventory:	December 31, 2012	December 31, 2011
Finished goods	$104,153	$155,368
Work in progress	801,033	67,968
Total Inventory	$905,186	$223,336

Property Plant And Equipment Useful Life [Table Text Block]
Property and equipment and leasehold improvements are capitalized at cost and depreciated using the straight-line method (the Company used the double-declining balance method for property and equipment placed in service prior to January 2011) over estimated lives as follows:

Equipment	5 - 10 years
Vehicle	5 years
Leasehold improvements	3 years
Software	3 years

Property, Plant and Equipment [Table Text Block]
Property and equipment consists of the following at:

	December 31, 2012	December 31, 2011
Lab equipment	$5,898,489	$5,569,965
Computer equipment	389,720	362,826
Office equipment and vehicle	277,216	196,320
Leasehold improvements	465,790	245,684
Construction in progress	-	193,804
	7,031,215	6,568,599
Accumulated depreciation	(4,240,751)	(3,249,380)
Property and equipment, net	$2,790,464	$3,319,219